UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
August 4, 2008

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	38

Form 13F Information Table Value Total:	21950
					(thousands)



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LAB                     COM              002824100      132     2500 SH       SOLE                     2500
AETNA                          COM              00817Y108      172     4250 SH       SOLE                     4250
BANK OF AMERICA                COM              060505104      131     5468 SH       SOLE                     5468
BAXTER INTL                    COM              071813109      240     3750 SH       SOLE                     3750
BECTON DICKINSON               COM              075887109      410     5045 SH       SOLE                     5045
CATERPILLAR INC                COM              149123101      121     1635 SH       SOLE                     1635
CHEVRON CORP                   COM              166764100      114     1150 SH       SOLE                     1150
CISCO SYSTEMS                  COM              17275R102      348    14955 SH       SOLE                    14955
CONSOLIDATED EDISON            COM              209115104      163     4175 SH       SOLE                     4175
CORNING INC                    COM              219350105       97     4200 SH       SOLE                     4200
COSTCO                         COM              22160K105      549     7825 SH       SOLE                     7825
DEERE & CO                     COM              244199105      122     1685 SH       SOLE                     1685
DISNEY WALT CO                 COM              254687106      123     3950 SH       SOLE                     3950
DUKE ENERGY                    COM              26441C105      234    13475 SH       SOLE                    13475
EXXON MOBIL                    COM              30231G102      938    10638 SH       SOLE                    10638
FDX CORP                       COM              31428X106      418     5310 SH       SOLE                     5310
GENERAL ELECTRIC               COM              369604103      290    10883 SH       SOLE                    10883
INT'L BUS MACH                 COM              459200101       76      642 SH       SOLE                      642
JOHNSON & JOHNSON              COM              478160104      531     8250 SH       SOLE                     8250
L-3 COMM                       COM              502424104      360     3960 SH       SOLE                     3960
MARATHON OIL                   COM              565849106      166     3200 SH       SOLE                     3200
METLIFE                        COM              59156R108      226     4275 SH       SOLE                     4275
MICRON TECH                    COM              595112103        5      900 SH       SOLE                      900
MICROSOFT                      COM              594918104      469    17040 SH       SOLE                    17040
PEPSICO INC                    COM              713448108      437     6870 SH       SOLE                     6870
PROCTOR & GAMBLE               COM              742718109      223     3668 SH       SOLE                     3668
TITLE ONE CORP                 COM                             360    36000 SH       SOLE                    36000
US BANCORP                     COM              902973106    10358   371375 SH       SOLE                   371375
WELLS FARGO                    COM              949746101      328    13800 SH       SOLE                    13800
BARCLAYS BK 6.625% PERP                         06739F390       14      700 SH       SOLE                      700
KEYCORP CAP VIII 7% CALL 6/15/                  49327V205       20     1400 SH       SOLE                     1400
ROYAL BK SCOTLAND 7.25% CALL 1                  780097713      157     7700 SH       SOLE                     7700
ROYAL BK SCOTLND 6.75% CALL 6/                  780097754        8      400 SH       SOLE                      400
BARON GROWTH FD                                 068278209     1293 28079.223SH       SOLE                28079.223
LAUDUS INT'L MRKTMASTERS INST                   808509640     2059 104032.607SH      SOLE               104032.607
LAUDUS INT'L MRKTMASTERS INV                    808509889       14  702.303 SH       SOLE                  702.303
THORNBURG VAL FD-A                              885215731       90 2793.875 SH       SOLE                 2793.875
ISHARES COMEX GOLD TRUST                        464285105      156 1710.000 SH       SOLE                 1710.000